Investments Accounted for Using the Equity Method (Summarized Balance Sheet for Material Associates) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Current assets	¥ 17,304,843	¥ 22,309,163
Current liabilities	(15,232,246)	(15,479,629)
Non-current
Non-current assets	27,314,287	23,184,912
Non-current liabilities	(51,909)	(20,598)
Shanghai Secco [member]
Current
Current assets	10,430,726	11,858,124
Current liabilities	(2,783,216)	(3,196,334)
Non-current
Non-current assets	6,099,126	5,020,292
Non-current liabilities	(32,482)	(12,730)
Net assets	13,714,154	13,669,352	¥ 12,822,770
Chemical Industry [member]
Current
Current assets	4,618,722	4,356,339
Current liabilities	(1,761,431)	(1,468,162)
Non-current
Non-current assets	3,523,528	3,153,858
Non-current liabilities	(528,237)	(485,735)
Net assets	5,852,582	5,556,296	5,057,821
Jinsen [member]
Current
Current assets	74,170	85,302
Current liabilities	(10,481)	(18,114)
Non-current
Non-current assets	64,421	69,154
Non-current liabilities	0	0
Net assets	128,110	136,342	153,338
Azbil [member]
Current
Current assets	227,172	204,965
Current liabilities	(73,450)	(75,572)
Non-current
Non-current assets	3,984	3,049
Non-current liabilities	0	0
Net assets	157,706	132,442	123,994
Shidian Energy [member]
Current
Current assets	790,069	745,425
Current liabilities	(20,650)	(9,849)
Non-current
Non-current assets	72,441	69,588
Non-current liabilities	0	0
Net assets	¥ 841,860	¥ 805,164	¥ 0